13. Loans (Details - Economic Injury Disaster Loan) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
SBA Loan	$ 396,860
Less: current portion	(194,125)	$ 0
Long term portion	$ 202,735	$ 0